Morgan Lewis & Bockius LLP

101 Park Avenue

New York, New York 10178

July 19, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.W.

Washington, D.C. 20549

Re:    HAPC, INC.

Ladies and Gentlemen:

HAPC, INC. (the “Company”) filed Amendment No. 3 to its Preliminary Proxy Statement (the “Proxy Statement”) with the U.S. Securities and Exchange Commission (the “SEC”) on June 14, 2007. By letter dated July 16, 2007 (the “Comment Letter”), the staff (the “Staff”) of the SEC provided comments to the Proxy Statement. Attached for the Staff’s review and consideration please find the Company’s proposed revisions to the Proxy Statement in response to comment numbers 1, 2, 3, 4, 6, 7, 20 and 22 of the Comment Letter.

Please do not hesitate to contact the undersigned at (212) 309-6103 or Howard Kenny at (212) 309-6843 should you have any questions.

Sincerely,

/s/ Martina Brosnahan

Martina Brosnahan